BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of balances with related parties
Balances with related parties

	December 31, 2019	December 31, 2018
	U.S. Dollars in thousands

Other accounts payables	$151	$336
Employee benefit liabilities, net	$-	$80
Trade receivable	$-	$1,135

Schedule of transactions with employed/directors that accounts as related parties
	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Salary and related expenses to those employed by the Company or on its behalf	$311	$352	$460

Remuneration of directors not employed by the Company or on its behalf	$363	$366	$107

Number of People to whom the Salary and remuneration Refer:

Related and related parties employed by the Company or on its behalf	2	2	2
Directors not employed by the Company	7	8	2

Total Directors employed and not employed by the Company	9	10	4

Schedule of transactions with key executive personnel
	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Short-term benefits	$3,157	$2,766	$2,959
Share-based payment	188	285	310
Other long-term benefits	-	-	6

Total	$3,345	$3,051	$3,275

Schedule of transactions with related parties
	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands
Revenues	$2,566	$3,529	$3,455
Cost of Goods Sold	$13	$-	$-
Selling and marketing expenses	$257	$313	$121
General and administrative expenses	$447	$408	$446